Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 54,171	$ 100,811
Restricted cash		144	125
Short term bank deposits		400
Trade receivable		2,202	187
Prepaid expenses and other receivables		1,839	3,058
Total current assets		58,756	104,181
NON-CURRENT ASSETS:
Operating lease right-of-use assets		465
Property and equipment, net		1,609	1,165
Total non-current assets		2,074	1,165
Total assets		60,830	105,346
CURRENT LIABILITIES:
Short-term loan			4,916
Trade payables		1,244	2,005
Operating lease liabilities		364
Employees and payroll accruals		2,861	3,095
Deferred revenue		351	726
Accrued expenses and other payables		5,609	4,725
Total current liabilities		10,429	15,467
LONG-TERM LIABILITIES:
Operating lease liabilities		17
Warrant liabilities		1,631	10,056
Total long-term liabilities		1,648	10,056
SHAREHOLDERS’ EQUITY:
Ordinary Shares, NIS 0.000216 par value; 130,000,000 and 130,000,000 authorized shares; 64,160,890 and 63,016,856 outstanding shares at December 31, 2022 and 2021, respectively	[1]
Additional paid-in capital		208,893	199,469
Accumulated deficit		(160,140)	(119,646)
Total shareholders’ equity		48,753	79,823	[2]
Total liabilities and shareholders’ equity		$ 60,830	$ 105,346

[1]	Represents less than $1.
[2]	Prior period share information has been retroactively adjusted to reflect the 1:46.25783 stock split and the changes in par value from NIS 0.01 NIS to 0.000216 effected on October 7, 2021. See Note 1(d).